Capital Structure, Financial Risk and Related Items - RSU Activity - The Summary of Key Terms of Genmab’s RSU Programs (Details)	12 Months Ended
Dec. 31, 2025 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares per RSU (in shares)	1
Restricted Stock Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years